Condensed Consolidated Interim Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenues:
Sales, services	$ 97,058	$ 198,481	$ 207,183	$ 443,878	$ 698,693	$ 1,121,601
Sales, other	6,762	0	8,436	0	25,126	77,276
Total Revenues	103,820	198,481	215,619	443,878	723,819	1,198,877
Cost of goods sold	24,595	114,098	92,544	251,121	428,031	668,664
Gross Profit	79,225	84,383	123,075	192,757	295,788	530,213
Selling, general and administrative	136,953	138,774	212,200	308,642	572,297	781,473
Management and consulting fees	61,784	34,414	114,836	79,898	197,391	322,111
Payroll and related	34,366	100,180	72,239	189,709	332,102	589,222
Stock-based director expense	0	0	277,543	0
Total Expenses	233,103	273,368	676,818	578,249	1,101,790	1,692,806
Loss Before Other Income (Expense)	(153,878)	(188,985)	(553,743)	(385,492)	(806,002)	(1,162,593)
Other Income (Expense):
Accretion of discounts on convertible debentures	(33,336)	0	(110,064)	0	(212,982)	(156,894)
Gain (loss) on settlement of redeemable preferred stock					(23,324)	105,258
Interest expense	(191,712)	(120,508)	(197,443)	(120,508)	(9,719)	(8,346)
Total Other Expense, net	(1,469,418)	57,369	(1,928,726)	57,369	326,929	(2,727)
Net Loss before Provision for Income Taxes					(479,073)	(1,165,320)
Provision for Income Taxes					0	(10,000)
Net Loss	(1,623,296)	(131,616)	(2,482,469)	(328,123)	(479,073)	(1,175,320)
Other Comprehensive Income (Loss)
Foreign currency translation gain						60,910
Comprehensive loss					(479,073)	(1,114,410)
Accrued and deemed dividends on redeemable convertible preferred stock	(245,676)	(169,709)	(338,447)	(169,709)	(102,087)
Net loss attributable to common stockholders	$ 2,239,698	$ 301,325	$ 3,191,642	$ 497,832	(479,073)	(1,175,320)
Total					$ (581,160)	$ (1,175,320)
Other Income (Expense):
Basic and Diluted Loss per Common Share	$ (0.00)	$ (0.00)	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.02)
Weighted Average Number of Common Shares Outstanding	711,546,667	68,214,970	406,173,893	67,680,440	68,619,041	54,728,006
Change in fair value of derivative liabilities	$ (1,048,462)	$ 177,877	$ (1,347,701)	$ 177,877	$ (572,954)
Loss on extinguishment of debt	(195,908)	0	(273,518)	0	(23,324)
Increase in value of warrants	(370,726)	0	(370,726)	0
Net loss attributable to common stockholders	$ (2,239,698)	$ (301,325)	$ (3,191,642)	$ (497,832)	$ 479,073	$ 1,175,320